UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

New Asia Fund

Investor Class (PRASX)

This annual shareholder report contains important information about New Asia Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Asia Fund - Investor Class	$115	1.03%

What drove fund performance during the past 12 months?

  Asian ex-Japan equities rallied over the 12-month period, despite an April sell-off triggered by U.S. proposals for steep tariff hikes. Better-than-expected progress in trade negotiations, an artificial intelligence (AI) boom, and U.S. interest rate cuts lifted investor sentiment, outweighing country-specific political and economic concerns.

  Stock selection in Taiwan boosted the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. Optimism toward AI buoyed several of our technology holdings, including Taiwan Semiconductor Manufacturing. Stock selection and our overweight position in Singapore also contributed to relative returns. DBS Group’s shares surged on the bank’s strong results, commitment to dividends, and share buyback program.

  China hurt relative performance owing to stock selection. Our Chinese holdings ranked among the largest relative detractors, whether due to U.S.-China trade tensions, industry headwinds, or company-specific challenges. Shares of property brokerage platform KE Holdings fell as China’s housing market remained weak. Our overweight allocation and stock selection in Indonesia also weighed on relative returns. Bank Central Asia’s shares declined amid domestic policy uncertainty.

  The fund seeks long-term capital growth and aims to invest in companies that we believe have underappreciated potential for durable growth or positive change. China was the largest country allocation at period-end. Over the year, we found investment opportunities in China increasingly compelling as tariff concerns eased and the prospect of earnings upgrades improved.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Investor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2016	9,131	8,882
2016	9,833	9,700
2016	10,463	10,302
2016	10,645	10,659
2017	10,731	10,768
2017	11,777	11,747
2017	12,862	13,118
2017	13,757	13,904
2018	15,174	15,456
2018	13,996	14,568
2018	13,584	13,801
2018	11,670	12,009
2019	13,046	13,204
2019	13,937	13,972
2019	13,542	13,380
2019	14,263	13,599
2020	14,451	13,893
2020	13,795	12,931
2020	16,412	15,027
2020	17,240	15,755
2021	20,523	18,920
2021	20,931	19,132
2021	19,440	17,892
2021	19,479	17,775
2022	18,537	16,783
2022	15,245	15,113
2022	15,227	14,325
2022	12,364	11,733
2023	16,195	15,056
2023	14,951	14,215
2023	15,527	15,212
2023	13,442	13,319
2024	13,836	13,942
2024	14,861	15,284
2024	15,810	16,161
2024	16,155	17,044
2025	15,774	16,632
2025	15,869	16,933
2025	17,656	19,387
2025	19,932	21,878

202501-4140694, 202512-4880922

F39-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Asia Fund (Investor Class)	23.38%	2.94%	7.14%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	28.36	6.79	8.14

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,111,291
  Number of Portfolio Holdings62
  Investment Advisory Fees Paid (000s)$13,606
  Portfolio Turnover Rate52.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	36.9%
Financials	18.5
Consumer Discretionary	15.7
Communication Services	14.3
Industrials & Business Services	7.7
Health Care	2.3
Real Estate	1.6
Energy	1.2
Consumer Staples	1.0
Other	0.8

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	16.6%
Tencent Holdings	7.9
Samsung Electronics	7.1
Alibaba Group Holding	4.9
SK hynix	3.0
Hon Hai Precision Industry	2.5
AIA Group	2.5
DBS Group Holdings	2.4
Bharti Airtel	2.4
HDFC Bank	1.9

How has the fund changed?

This is a summary of certain material changes to New Asia Fund. Effective April 1, 2026 Price Associates has contractually agreed to lower the class’s total expense limit to 1.03%. The fund’s January 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Asia Fund

Investor Class (PRASX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

New Asia Fund

I Class (PNSIX)

This annual shareholder report contains important information about New Asia Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Asia Fund - I Class	$93	0.83%

What drove fund performance during the past 12 months?

  Asian ex-Japan equities rallied over the 12-month period, despite an April sell-off triggered by U.S. proposals for steep tariff hikes. Better-than-expected progress in trade negotiations, an artificial intelligence (AI) boom, and U.S. interest rate cuts lifted investor sentiment, outweighing country-specific political and economic concerns.

  Stock selection in Taiwan boosted the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. Optimism toward AI buoyed several of our technology holdings, including Taiwan Semiconductor Manufacturing. Stock selection and our overweight position in Singapore also contributed to relative returns. DBS Group’s shares surged on the bank’s strong results, commitment to dividends, and share buyback program.

  China hurt relative performance owing to stock selection. Our Chinese holdings ranked among the largest relative detractors, whether due to U.S.-China trade tensions, industry headwinds, or company-specific challenges. Shares of property brokerage platform KE Holdings fell as China’s housing market remained weak. Our overweight allocation and stock selection in Indonesia also weighed on relative returns. Bank Central Asia’s shares declined amid domestic policy uncertainty.

  The fund seeks long-term capital growth and aims to invest in companies that we believe have underappreciated potential for durable growth or positive change. China was the largest country allocation at period-end. Over the year, we found investment opportunities in China increasingly compelling as tariff concerns eased and the prospect of earnings upgrades improved.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2025

	I Class	Regulatory/Strategy Benchmark
12/17/15	500,000	500,000
1/31/16	464,970	463,249
4/30/16	500,661	505,914
7/31/16	532,716	537,347
10/31/16	542,300	555,939
1/31/17	546,690	561,648
4/30/17	600,287	612,699
7/31/17	655,894	684,235
10/31/17	701,451	725,198
1/31/18	774,032	806,181
4/30/18	714,009	759,825
7/31/18	693,020	719,813
10/31/18	595,806	626,380
1/31/19	666,014	688,689
4/30/19	711,495	728,734
7/31/19	691,721	697,881
10/31/19	728,897	709,310
1/31/20	738,519	724,642
4/30/20	705,439	674,458
7/31/20	839,352	783,804
10/31/20	881,998	821,761
1/31/21	1,049,946	986,813
4/30/21	1,071,185	997,885
7/31/21	995,044	933,197
10/31/21	997,449	927,093
1/31/22	949,783	875,367
4/30/22	781,525	788,269
7/31/22	780,606	747,172
10/31/22	633,955	611,963
1/31/23	830,837	785,280
4/30/23	767,724	741,449
7/31/23	797,396	793,442
10/31/23	690,480	694,704
1/31/24	711,025	727,166
4/30/24	764,352	797,179
7/31/24	813,355	842,930
10/31/24	831,611	889,003
1/31/25	812,280	867,476
4/30/25	817,630	883,177
7/31/25	910,045	1,011,201
10/31/25	1,027,753	1,141,124

202501-4140694, 202512-4880922

F425-052 12/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
New Asia Fund (I Class)	23.59%	3.11%	7.57%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	28.36	6.79	8.72

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,111,291
  Number of Portfolio Holdings62
  Investment Advisory Fees Paid (000s)$13,606
  Portfolio Turnover Rate52.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	36.9%
Financials	18.5
Consumer Discretionary	15.7
Communication Services	14.3
Industrials & Business Services	7.7
Health Care	2.3
Real Estate	1.6
Energy	1.2
Consumer Staples	1.0
Other	0.8

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	16.6%
Tencent Holdings	7.9
Samsung Electronics	7.1
Alibaba Group Holding	4.9
SK hynix	3.0
Hon Hai Precision Industry	2.5
AIA Group	2.5
DBS Group Holdings	2.4
Bharti Airtel	2.4
HDFC Bank	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Asia Fund

I Class (PNSIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

New Asia Fund

Z Class (TRZNX)

This annual shareholder report contains important information about New Asia Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Asia Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Asian ex-Japan equities rallied over the 12-month period, despite an April sell-off triggered by U.S. proposals for steep tariff hikes. Better-than-expected progress in trade negotiations, an artificial intelligence (AI) boom, and U.S. interest rate cuts lifted investor sentiment, outweighing country-specific political and economic concerns.

  Stock selection in Taiwan boosted the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. Optimism toward AI buoyed several of our technology holdings, including Taiwan Semiconductor Manufacturing. Stock selection and our overweight position in Singapore also contributed to relative returns. DBS Group’s shares surged on the bank’s strong results, commitment to dividends, and share buyback program.

  China hurt relative performance owing to stock selection. Our Chinese holdings ranked among the largest relative detractors, whether due to U.S.-China trade tensions, industry headwinds, or company-specific challenges. Shares of property brokerage platform KE Holdings fell as China’s housing market remained weak. Our overweight allocation and stock selection in Indonesia also weighed on relative returns. Bank Central Asia’s shares declined amid domestic policy uncertainty.

  The fund seeks long-term capital growth and aims to invest in companies that we believe have underappreciated potential for durable growth or positive change. China was the largest country allocation at period-end. Over the year, we found investment opportunities in China increasingly compelling as tariff concerns eased and the prospect of earnings upgrades improved.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Z Class	Regulatory/Strategy Benchmark
2/22/21	10,000	10,000
4/30/21	9,727	9,563
7/31/21	9,053	8,943
10/31/21	9,093	8,885
1/31/22	8,679	8,389
4/30/22	7,154	7,554
7/31/22	7,162	7,160
10/31/22	5,831	5,865
1/31/23	7,656	7,526
4/30/23	7,085	7,106
7/31/23	7,377	7,604
10/31/23	6,401	6,658
1/31/24	6,606	6,969
4/30/24	7,113	7,640
7/31/24	7,588	8,078
10/31/24	7,772	8,520
1/31/25	7,612	8,313
4/30/25	7,676	8,464
7/31/25	8,562	9,691
10/31/25	9,690	10,936

202501-4140694, 202512-4880922

F1416-052 12/25

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
New Asia Fund (Z Class)	24.68%	-0.67%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	28.36	1.93

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$2,111,291
  Number of Portfolio Holdings62
  Investment Advisory Fees Paid (000s)$13,606
  Portfolio Turnover Rate52.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	36.9%
Financials	18.5
Consumer Discretionary	15.7
Communication Services	14.3
Industrials & Business Services	7.7
Health Care	2.3
Real Estate	1.6
Energy	1.2
Consumer Staples	1.0
Other	0.8

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	16.6%
Tencent Holdings	7.9
Samsung Electronics	7.1
Alibaba Group Holding	4.9
SK hynix	3.0
Hon Hai Precision Industry	2.5
AIA Group	2.5
DBS Group Holdings	2.4
Bharti Airtel	2.4
HDFC Bank	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Asia Fund

Z Class (TRZNX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$26,647	$26,450
Audit-Related Fees	-	2,650
Tax Fees	1,618	1,681
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRASX New Asia Fund
PNSIX New Asia Fund–
.
I Class
TRZNX New Asia Fund–
.
Z Class

T. ROWE PRICE New Asia Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 17.35 $ 14.70 $ 13.78 $ 24.82 $ 22.07
Investment activities
Net investment income
(1)(2)
0.20 0 .18 0.17 0.10 0.12
Net realized and unrealized
gain/loss 3.82 2.75 1.06 (8.15) 2.75
Total from investment
activities 4.02 2.93 1.23 (8.05) 2.87
Distributions
Net investment income (0.18) (0.28) (0.06) (0.06) (0.10)
Net realized gain — — (0.25) (2.93) (0.02)
Total distributions (0.18) (0.28) (0.31) (2.99) (0.12)
NET ASSET VALUE
End of period $ 21.19 $ 17.35 $ 14.70 $ 13.78 $ 24.82
Ratios/Supplemental Data
Total return
(2)(3)
23.38% 20.18% 8.72% (36.53)% 12.99%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.03% 1.03% 1.00% 0.99% 0.91%
Net expenses after waivers/
payments by Price Associates 1.03% 1.03% 1.00% 0.99% 0.91%
Net investment income 1.09% 1.09% 1.02% 0.52% 0.48%
Portfolio turnover rate 52.9% 54.8% 36.5% 37.4% 48.0%
Net assets, end of period (in
millions) $1,087 $1,017 $1,024 $1,085 $2,662
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Asia Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 17.31 $ 14.66 $ 13.79 $ 24.89 $ 22.13
Investment activities
Net investment income
(1)(2)
0.23 0.21 0.19 0.14 0.17
Net realized and unrealized
gain/loss 3.80 2.75 1.08 (8.17) 2.73
Total from investment
activities 4.03 2.96 1.27 (8.03) 2.90
Distributions
Net investment income (0.21) (0.31) (0.15) (0.14) (0.12)
Net realized gain — — (0.25) (2.93) (0.02)
Total distributions (0.21) (0.31) (0.40) (3.07) (0.14)
NET ASSET VALUE
End of period $ 21.13 $ 17.31 $ 14.66 $ 13.79 $ 24.89
Ratios/Supplemental Data
Total return
(2)(3)
23.59% 20.44% 8.92% (36.44)% 13.09%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.86% 0.86% 0.84% 0.84% 0.81%
Net expenses after
waivers/payments by Price
Associates 0.83% 0.84% 0.84% 0.84% 0.81%
Net investment income 1.29% 1.28% 1.19% 0.80% 0.66%
Portfolio turnover rate 52.9% 54.8% 36.5% 37.4% 48.0%
Net assets, end of period (in
millions) $880 $816 $1,007 $1,073 $1,198
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Asia Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
10/31/21 10/31/25 10/31/24 10/31/23 10/31/22
NET ASSET VALUE
Beginning of period $ 17 .32 $ 14 .69 $ 13 .84 $ 24 .97 $ 27 .46
Investment activities
Net investment income
(2)(3)
0 .38 0 .34 0 .33 0 .29 0 .32
Net realized and unrealized
gain/loss 3 .80 2 .74 1 .08 ( 8 .16 ) ( 2 .81 )
(4)
Total from investment
activities 4 .18 3 .08 1 .41 ( 7 .87 ) ( 2 .49 )
Distributions
Net investment income ( 0 .38 ) ( 0 .45 ) ( 0 .31 ) ( 0 .33 ) —
Net realized gain — — ( 0 .25 ) ( 2 .93 ) —
Total distributions ( 0 .38 ) ( 0 .45 ) ( 0 .56 ) ( 3 .26 ) —
NET ASSET VALUE
End of period $ 21 .12 $ 17 .32 $ 14 .69 $ 13 .84 $ 24 .97

T. ROWE PRICE New Asia Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
10/31/21 10/31/25 10/31/24 10/31/23 10/31/22
Ratios/Supplemental Data
Total return
(3)(5)
24 .68% 21 .42% 9 .78% ( 35 .88 ) % ( 9 .07 ) %
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0 .83% 0 .83% 0 .82% 0 .83% 0 .81%
(6)
Net expenses after
waivers/payments by Price
Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(6)
Net investment income 2 .12% 2 .12% 2 .01% 1 .56% 1 .81%
(6)
Portfolio turnover rate 52 .9% 54 .8% 36 .5% 37 .4% 48 .0%
Net assets, end of period (in
thousands) $144,128 $141,550 $150,393 $159,051 $296,120
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE New Asia Fund
October 31, 2025

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CHINA 33.1%
Common Stocks 26.1%
Alibaba Group Holding (HKD)  4,841,340 103,018
China Pacific Insurance Group, Class H (HKD)  5,186,400 21,026
China Resources Beer Holdings (HKD)  4,406,500 15,073
China Resources Mixc Lifestyle Services (HKD)  3,097,400 16,206
CRRC, Class H (HKD)  26,889,000 20,404
Foshan Haitian Flavouring & Food, Class H (HKD)  1,837,600 7,568
H World Group (HKD)  3,041,200 11,793
iQIYI , ADR (USD) (1)(2) 3,040,298 7,023
KE Holdings, Class A (HKD)  3,093,555 17,546
Meituan , Class B (HKD) (2) 1,111,200 14,626
NetEase (HKD)  1,070,800 30,047
PDD Holdings, ADR (USD) (2) 174,300 23,508
Shenzhou International Group Holdings (HKD)  2,408,000 20,785
Sunny Optical Technology Group (HKD) (1) 2,012,900 19,452
Tencent Holdings (HKD)  2,052,060 166,684
Trip.com Group (HKD)  506,550 35,647
Yum China Holdings (HKD)  471,848 20,320
550,726
Common Stocks - China A Shares 7.0%
Electric Connector Technology, A Shares (CNH)  3,963,156 28,037
Hongfa Technology, A Shares (CNH)  8,124,191 34,792
Jiangsu Hengrui Pharmaceuticals, A Shares (CNH)  2,290,360 20,629
Luxshare Precision Industry, A Shares (CNH)  2,322,513 20,572
Shenzhen Inovance Technology, A Shares (CNH)  1,800,401 19,476
Shenzhen Mindray Bio-Medical Electronics, A Shares (CNH)  274,303 8,292
Weichai Power, A Shares (CNH)  7,673,960 16,140
147,938
Total China (Cost $442,489) 698,664
HONG KONG 4.3%
Common Stocks 4.3%
AIA Group  5,326,400 51,830
Galaxy Entertainment Group  3,890,000 19,381
Techtronic Industries  1,638,000 19,106
Total Hong Kong (Cost $57,495) 90,317

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
INDIA 15.0%
Common Stocks 15.0%
Apollo Hospitals Enterprise  214,635 18,575
Bharti Airtel  2,153,020 49,856
HDFC Bank  3,663,548 40,734
HDFC Life Insurance  4,252,832 35,030
ICICI Bank  2,623,490 39,753
Infosys, ADR (USD) (1) 1,059,826 17,561
Kotak Mahindra Bank  1,229,803 29,132
Larsen & Toubro  382,063 17,336
MakeMyTrip (USD) (2) 322,149 25,772
Reliance Industries  1,489,524 24,924
Swiggy  (2) 4,158,040 19,180
Total India (Cost $261,726) 317,853
INDONESIA 1.3%
Common Stocks 1.3%
Bank Central Asia  28,070,600 14,372
Bank Rakyat Indonesia Persero 56,049,600 13,408
Total Indonesia (Cost $19,116) 27,780
PHILIPPINES 0.9%
Common Stocks 0.9%
BDO Unibank 8,488,711 19,252
Total Philippines (Cost $22,221) 19,252
SINGAPORE 5.3%
Common Stocks 5.3%
DBS Group Holdings  1,239,660 51,325
Sea, ADR (USD) (2) 126,262 19,728
Seatrium 4,675,400 7,800
Singapore Telecommunications  10,400,300 33,947
Total Singapore (Cost $51,256) 112,800

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 14.0%
Common Stocks 14.0%
DB Insurance  311,553 27,692
HD Hyundai Marine Solution  97,725 16,483
JYP Entertainment  272,011 15,423
Samsung Electronics  1,982,702 149,250
Samsung Fire & Marine Insurance  71,585 22,156
SK hynix 164,506 64,008
Total South Korea (Cost $125,212) 295,012
TAIWAN 23.3%
Common Stocks 23.3%
Airtac International Group  347,000 10,235
Delta Electronics  927,000 29,816
Hon Hai Precision Industry  6,366,000 52,948
Lotes 394,000 17,567
MediaTek 742,000 31,468
Taiwan Semiconductor Manufacturing  7,242,574 350,248
Total Taiwan (Cost $115,425) 492,282
THAILAND 0.7%
Common Stocks 0.7%
Bangkok Bank  2,906,400 14,256
Total Thailand (Cost $13,650) 14,256
UNITED STATES 0.8%
Common Stocks 0.8%
Coupang  (2) 522,141 16,693
Total United States (Cost $10,271) 16,693
VIETNAM 0.5%
Common Stocks 0.5%
Asia Commercial Bank  12,005,160 11,668
Total Vietnam (Cost $10,014) 11,668

T. ROWE PRICE New Asia Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.12% (3)(4) 11,729,104 11,729
Total Short-Term Investments (Cost $11,729) 11,729
SECURITIES LENDING COLLATERAL 1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 4.12% (3)(4) 28,909,020 28,909
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 28,909
Total Securities Lending Collateral (Cost $28,909) 28,909
Total Investments in Securities
101.2% of Net Assets
(Cost $1,169,513) $ 2,137,215
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 3 . All or a portion of this security is on loan at October 31, 2025.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE New Asia Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.12% $ — $ — $ 1,100++
Totals $ —# $ — $ 1,100+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
10/31/25
T. Rowe Price Government
Reserve Fund, 4.12% $ 78,689  ¤  ¤ $ 40,638
Total $ 40,638^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $1,100 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $40,638.

T. ROWE PRICE New Asia Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,169,513) $ 2,137,215
Receivable for investment securities sold 9,049
Foreign currency (cost $7,710) 7,705
Dividends receivable 1,044
Receivable for shares sold 555
Other assets 1,015
Total assets 2,156,583
Liabilities
Obligation to return securities lending collateral 28,909
Payable for investment securities purchased 8,275
Investment management fees payable 1,391
Payable for shares redeemed 976
Due to affiliates 31
Payable to directors 1
Other liabilities 5,709
Total liabilities 45,292
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 2,111,291

T. ROWE PRICE New Asia Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 731,668
Paid-in capital applicable to 99,773,517 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 1,379,623
NET ASSETS $ 2,111,291
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,086,722; Shares outstanding: 51,283,733) $ 21.19
I Class
(Net assets: $880,441; Shares outstanding: 41,666,403) $ 21.13
Z Class
(Net assets: $144,128; Shares outstanding: 6,823,381) $ 21.12

T. ROWE PRICE New Asia Fund
Statement of Operations

($000s)
Year
Ended
10/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $4,264) $ 40,090
Securities lending 238
Other 2
Total income 40,330
Expenses
Investment management 14,884
Shareholder servicing
Investor Class $ 1,942
I Class 233 2,175
Prospectus and shareholder reports
Investor Class 36
I Class 11
Z Class 1 48
Custody and accounting 459
Legal and audit 80
Registration 50
Directors 6
Miscellaneous 226
Waived / paid by Price Associates (1,278)
Total expenses 16,650
Net investment income 23,680

T. ROWE PRICE New Asia Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $1,994) 114,026
Foreign currency transactions (558)
Net realized gain 113,468
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $3,288) 272,699
Other assets and liabilities denominated in foreign currencies (22)
Change in net unrealized gain / loss 272,677
Net realized and unrealized gain / loss 386,145
INCREASE IN NET ASSETS FROM OPERATIONS $ 409,825

T. ROWE PRICE New Asia Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 23,680 $ 25,230
Net realized gain 113,468 160,046
Change in net unrealized gain / loss 272,677 198,449
Increase in net assets from operations 409,825 383,725
Distributions to shareholders
Net earnings
Investor Class (10,070) (19,091)
I Class (9,711) (17,776)
Z Class (3,015) (4,565)
Decrease in net assets from distributions (22,796) (41,432)
Capital share transactions
*
Shares sold
Investor Class 32,200 27,614
I Class 50,768 108,909
Z Class 859 425
Distributions reinvested
Investor Class 9,378 17,811
I Class 8,558 15,679
Z Class 3,015 4,565
Shares redeemed
Investor Class (172,298) (223,027)
I Class (155,485) (461,503)
Z Class (27,416) (38,728)
Decrease in net assets from capital share
transactions (250,421) (548,255)

T. ROWE PRICE New Asia Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Net Assets
Increase (decrease) during period 136,608 (205,962)
Beginning of period 1,974,683 2,180,645
End of period $ 2,111,291 $ 1,974,683
*Share information (000s)
Shares sold
Investor Class 1,780 1,699
I Class 2,872 6,821
Z Class 49 27
Distributions reinvested
Investor Class 546 1,157
I Class 500 1,022
Z Class 178 300
Shares redeemed
Investor Class (9,681) (13,862)
I Class (8,845) (29,373)
Z Class (1,575) (2,393)
Decrease in shares outstanding (14,176) (34,602)

T. ROWE PRICE New Asia Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The New Asia Fund (the fund)
is a nondiversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Asia (excluding Japan). The fund has three classes of shares:
the New Asia Fund (Investor Class), the New Asia Fund–I Class (I Class) and
the New Asia Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded

T. ROWE PRICE New Asia Fund

at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective

T. ROWE PRICE New Asia Fund

for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE New Asia Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE New Asia Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 110,285 $ 1,986,292 $ — $ 2,096,577
Short-Term Investments 11,729 — — 11,729
Securities Lending Collateral 28,909 — — 28,909
Total $ 150,923 $ 1,986,292 $ — $ 2,137,215

T. ROWE PRICE New Asia Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
China A Shares  The fund invests in certain Chinese equity securities (A shares) that have limited availability to investors outside of China. The fund gains access to the A share market through the Shanghai-Hong Kong Stock
Connect program (Shanghai Stock Connect), through the Shenzhen-Hong
Kong Stock Connect program (Shenzhen Stock Connect), or through a wholly owned subsidiary of T. Rowe Price Associates, Inc., which serves as the registered Qualified Foreign Institutional Investor (QFII) for all participating
T. Rowe Price-sponsored products (each a participating account). Related to A shares held through the QFII, investment decisions are specific to each participating account, and each account bears the economic consequences of its holdings and transactions in A shares. Further, the fund’s ability to repatriate cash associated with its A shares held through the QFII is subject to certain restrictions and administrative processes involving the Chinese government;
consequently, the fund may experience substantial delays in gaining access to its assets or incur a loss of value in the event of noncompliance with governmental requirements. A shares acquired through the QFII are valued

T. ROWE PRICE New Asia Fund

using the onshore renminbi exchange rate (CNY), and those acquired through the Shanghai Stock Connect and the Shenzhen Stock Connect are valued using the offshore renminbi exchange rate (CNH). CNY and CNH exchange rates may differ; accordingly, A shares of the same issue purchased through different channels may not have the same U.S. dollar value. Generally, the fund is not subject to capital gains tax in China related to its A share investments through the QFII (pursuant to a temporary exemption from tax on gains derived from the sale or disposition of equity investments, including A shares, via a QFII).
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2025, the value of loaned securities was $27,509,000; the value of cash collateral and related investments was $28,909,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $991,459,000 and
$1,227,352,000, respectively, for the year ended October 31, 2025.

T. ROWE PRICE New Asia Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on passive foreign investment companies and the character of foreign capital gains taxes.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
October 31,
2025
October 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 22,796 $ 41,432
($000s)
Cost of investments $ 1,173,249
Unrealized appreciation $ 1,013,140
Unrealized depreciation (59,110)
Net unrealized appreciation (depreciation) $ 954,030

T. ROWE PRICE New Asia Fund

At October 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended October 31, 2025, the fund utilized $100,425,000 of capital loss carryforwards.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed ordinary income $ 14,564
Net unrealized appreciation (depreciation) 954,030
Loss carryforwards and deferrals (236,926)
Total distributable earnings (loss) $ 731,668

T. ROWE PRICE New Asia Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE New Asia Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $485,000 remain subject to repayment by the fund at October 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement
Investor
Class I Class Z Class
Expense limitation/I Class Limit 1.14% 0.05% 0.00%
Expense limitation date 12/31/27 12/31/27 N/A
(Waived)/repaid during the period ($000s) $— $(189) $(1,089)

T. ROWE PRICE New Asia Fund

accounts invested in the Investor Class. For the year ended October 31, 2025, expenses incurred pursuant to these service agreements were $123,000 for
Price Associates; $1,489,000 for T. Rowe Price Services, Inc.; and $33,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE New Asia Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE New Asia Fund

NOTE 9 - SUBSEQUENT EVENT
Effective April 1, 2026, with respect to the Investor Class (class), Price
Associates has contractually agreed to permanently waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’s ratio of annualized total expenses to average daily net assets (net expense ratio) to exceed 1.03%. This agreement can only be amended or terminated with approval by the fund’s Board. Any class expenses waived or paid by Price Associates pursuant to a contractual expense limitation are subject to reimbursement to Price Associates by the class whenever the class expenses are below the contractual expense limitation. However, no reimbursement by the class to Price Associates will be made more than three years after the waiver or payment of class expenses by
Price Associates or if such reimbursement would result in the class expenses exceeding the contractual expense limitation in place at the time such amounts were waived or paid by Price Associates.

T. ROWE PRICE New Asia Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price New Asia Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price New Asia Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the
"Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of
October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October
31, 2025 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE New Asia Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE New Asia Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $18,551,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $452,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $25,980,000 and foreign taxes paid of $6,148,000.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F39-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025